UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5445

Name of Registrant:	Vanguard Fenway Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2005

Item 1:	Schedule of Investments

Vanguard PRIMECAP Core Fund Schedule of Investments June 30, 2005

	Shares	Market Value ($000)
COMMON STOCKS (90.8%)

Auto & Transportation (5.3%)
Southwest Airlines Co.	1,317,825	$18,357
Union Pacific Corp.	160,000	10,368
Canadian National Railway Co.	70,000	4,035
FedEx Corp.	40,975	3,319
Burlington Northern Santa Fe Corp.	56,000	2,636

		38,715

Consumer Discretionary (12.0%)
* DirecTV Group, Inc.	677,825	10,506
* Kohl's Corp.	153,200	8,565
TJX Cos., Inc.	343,425	8,362
Eastman Kodak Co.	280,000	7,518
Nordstrom, Inc.	110,200	7,490
The News Corp., Inc.	395,175	6,394
The Walt Disney Co.	220,000	5,540
* IAC/InterActiveCorp	216,500	5,207
Target Corp.	71,750	3,904
Costco Wholesale Corp.	80,000	3,586
* Dolby Laboratories Inc.	153,000	3,375
Best Buy Co., Inc.	46,500	3,188
* eBay Inc.	92,000	3,037
* Univision Communications Inc.	100,000	2,755
Mattel, Inc.	140,000	2,562
* Time Warner, Inc.	123,250	2,060
* Google Inc.	5,500	1,618
Lowe's Cos., Inc.	21,800	1,269
* Liberty Media Corp.	80,000	815
* VeriSign, Inc.	18,300	526

		88,277

Financial Services (7.7%)
The Chubb Corp.	126,975	10,870
The Bank of New York Co., Inc.	354,200	10,194
Marsh & McLennan Cos., Inc.	340,675	9,437
American International Group, Inc.	93,425	5,428
Paychex, Inc.	140,000	4,556
Fannie Mae	70,000	4,088
Fifth Third Bancorp	90,000	3,709
MBIA, Inc.	43,425	2,576
Washington Mutual, Inc.	50,000	2,035
First Data Corp.	48,000	1,927
JPMorgan Chase & Co.	54,275	1,917

		56,737

Health Care (19.0%)
Eli Lilly & Co.	396,000	22,061
Novartis AG ADR	455,800	21,623
* Roche Holdings AG	160,000	20,195
Pfizer Inc.	709,850	19,578
Medtronic, Inc.	297,400	15,402
GlaxoSmithKline PLC ADR	240,000	11,642
* Biogen Idec Inc.	279,425	9,626
* Chiron Corp.	240,000	8,374
* Sepracor Inc.	102,525	6,153
* Amgen, Inc.	37,500	2,267
Guidant Corp.	28,200	1,898
* Genzyme Corp.-General Division	9,100	547

		139,366

Integrated Oils (2.4%)
Unocal Corp.	214,800	13,973
Murphy Oil Corp.	67,000	3,499

		17,472

Other Energy (5.2%)
Schlumberger Ltd.	200,450	15,222
EOG Resources, Inc.	100,000	5,680
* Cooper Cameron Corp.	90,000	5,584
GlobalSantaFe Corp.	70,000	2,856
* Transocean Inc.	48,425	2,613
Kerr-McGee Corp.	26,543	2,025
EnCana Corp.	44,900	1,778
Pioneer Natural Resources Co.	32,900	1,384
Arch Coal, Inc.	18,000	980

		38,122

Materials & Processing (10.5%)
Avery Dennison Corp.	232,425	12,309
Weyerhaeuser Co.	146,600	9,331
Dow Chemical Co.	197,325	8,787
Vulcan Materials Co.	126,000	8,189
Inco Ltd.	193,075	7,289
Bunge Ltd.	100,000	6,340
Monsanto Co.	89,075	5,600
Alcoa Inc.	176,600	4,615
Potash Corp. of Saskatchewan, Inc.	35,700	3,412
Fluor Corp.	56,125	3,232
Praxair, Inc.	67,575	3,149
Newmont Mining Corp. (Holding Co.)	70,000	2,732
International Paper Co.	50,000	1,511
Minerals Technologies, Inc.	6,500	400

		76,896

Producer Durables (6.5%)
* ASML Holding (New York)	967,000	15,143
* Agilent Technologies, Inc.	562,550	12,950
Applied Materials, Inc.	480,000	7,766
LM Ericsson Telephone Co. ADR Class B	200,000	6,390
* Waters Corp.	105,000	3,903
Caterpillar, Inc.	20,475	1,951

		48,103

Technology (18.5%)
* Corning, Inc.	1,471,700	24,460
* Oracle Corp.	1,299,400	17,152
* Intuit, Inc.	358,400	16,167
Texas Instruments, Inc.	545,300	15,307
Sony Corp. ADR	270,000	9,299
Microsoft Corp.	347,700	8,637
Intel Corp.	304,300	7,930
Motorola, Inc.	370,000	6,756
* Comverse Technology, Inc.	271,925	6,431
* Nortel Networks Corp.	2,300,000	6,003
* Research In Motion Ltd.	61,000	4,499
* Accenture Ltd.	178,400	4,044
QUALCOMM Inc.	115,800	3,823
* Symantec Corp.	175,000	3,805
Raytheon Co.	42,875	1,677

		135,990

Utilities (1.4%)
Sprint Corp.	209,950	5,268
* Comcast Corp. Class A	170,000	5,219
		10,487

Other (2.3%)
* Berkshire Hathaway Inc. Class B	3,700	10,299
3M Co.	93,000	6,724

		17,023

TOTAL COMMON STOCKS
(Cost $649,051)		667,188

TEMPORARY CASH INVESTMENT (9.4%)

Vanguard Market Liquidity Fund, 3.139%**
(Cost $69,128)	69,127,697	69,128

TOTAL INVESTMENTS (100.2%)
(Cost $718,179)		736,316

OTHER ASSETS AND LIABILITIES-NET (-0.2%)		(1,512)

NET ASSETS (100%)		$734,804

  *Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2005, the cost of investment securities for tax purposes was $718,179,000. Net unrealized appreciation of investment securities for tax purposes was $18,137,000, consisting of unrealized gains of $41,077,000 on securities that had risen in value since their purchase and $22,940,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.